Inventory	12 Months Ended
Dec. 31, 2010
Inventory [Abstract]
Inventory	5. Inventory:

	2010	2009
Finished goods	$13,497	$14,787
Manufacturing parts, materials and fuel	16,063	14,486
Work in process	1,282	300

	30,842	29,573
Inventory reserves	2,453	888

	$28,389	$28,685